Regulatory Matters - The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital to adjusted total assets, Actual Amount	$ 95,156	$ 104,813
Tier 1 leverage capital to adjusted total assets, For Capital Adequacy Purchases, Amount	34,924	37,763
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	43,656	47,204
Total capital to risk weighted assets, Actual Amount	100,857	111,102
Total capital to risk weighted assets, For Capital Adequacy Purchases, Amount	46,772	46,662
Total capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	58,465	58,327
Tier 1 capital to risk weighted assets, Actual Amount	95,156	104,813
Tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Amount	35,079	$ 23,331
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	46,772
Common equity tier 1 capital to risk weighted assets, Actual Amount	95,156
Common equity tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Amount	$ 26,309
Tier 1 leverage capital to adjusted total assets, Actual Ratio	10.90%	11.10%
Tier 1 leverage capital to adjusted total assets, For Capital Adequacy Purchases, Ratio	4.00%	4.00%
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	17.30%	19.10%
Total capital to risk weighted assets, For Capital Adequacy Purchases, Ratio	8.00%	8.00%
Total capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	16.30%	18.00%
Tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Ratio	6.00%	4.00%
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	8.00%
Common equity tier 1 capital to risk weighted assets, Actual Ratio	16.30%
Common equity tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Ratio	4.50%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital to adjusted total assets, Actual Amount	$ 93,328	$ 102,240
Tier 1 leverage capital to adjusted total assets, For Capital Adequacy Purchases, Amount	34,840	37,252
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	43,550	46,567
Total capital to risk weighted assets, Actual Amount	99,029	108,529
Total capital to risk weighted assets, For Capital Adequacy Purchases, Amount	46,272	46,576
Total capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	57,840	58,220
Tier 1 capital to risk weighted assets, Actual Amount	93,328	102,240
Tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Amount	34,704	23,288
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	46,272	$ 34,932
Common equity tier 1 capital to risk weighted assets, Actual Amount	93,328
Common equity tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Amount	26,028
Common equity tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Amount	$ 37,596
Tier 1 leverage capital to adjusted total assets, Actual Ratio	10.70%	11.00%
Tier 1 leverage capital to adjusted total assets, For Capital Adequacy Purchases, Ratio	4.00%	4.00%
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	17.10%	18.60%
Total capital to risk weighted assets, For Capital Adequacy Purchases, Ratio	8.00%	8.00%
Total capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	16.10%	17.60%
Tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Ratio	6.00%	4.00%
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	8.00%	6.00%
Common equity tier 1 capital to risk weighted assets, Actual Ratio	16.10%
Common equity tier 1 capital to risk weighted assets, For Capital Adequacy Purchases, Ratio	4.50%
Common equity tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Correction Action Provisions, Ratio	6.50%